Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000134182 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134182 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134182 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000134182 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134182 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000134182 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134182 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134182 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134182 | 78468R556 | SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134182 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134182 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134182 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000134182 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	85.10%
C000134182 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.90%
C000145676 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000145676 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000145676 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000145676 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000145676 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000145676 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000145676 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000145676 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000145676 | 78468R556 | SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000145676 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000145676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000145676 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	85.10%
C000145676 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.90%
C000134183 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134183 | 464288257 | iShares MSCI ACWI ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000134183 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000134183 | 46138E800 | Invesco China Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134183 | 464287184 | iShares China Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000134183 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134183 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000134183 | 500767405 | KraneShares Bosera MSCI China A 50 Connect Index
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000134183 | 78468R556 | SPDR S&P Oil & Gas Exploration & Production ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000134183 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134183 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000134183 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000134183 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	85.10%
C000134183 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	14.90%
C000134180 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134180 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134180 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000134180 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000134180 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134180 | 921910709 | Vanguard Extended Duration Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134180 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134180 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134180 | 72201R833 | PIMCO Enhanced Short Maturity Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134180 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134180 | Fixed Income - Other25460G138
Holdings [Line Items]
Percent of Total Investments	99.70%
C000134180 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000134180 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000134181 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134181 | 78464A664 | SPDR Portfolio Long Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134181 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000134181 | 25460G138 | Direxion Daily 20 Year Plus Treasury Bull 3x Shares
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000134181 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134181 | 921910709 | Vanguard Extended Duration Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000134181 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134181 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134181 | 72201R833 | PIMCO Enhanced Short Maturity Active ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000134181 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134181 | Fixed Income - Other25460G138
Holdings [Line Items]
Percent of Total Investments	99.70%
C000134181 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000134181 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.70%